Income tax expense (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Summary of Allocation of Income Tax Expense Between Current and Deferred Taxes
The table below shows the allocation of income tax expense between current and deferred taxes:

(€ million)	2021	2020	(a)	2019	(a)
Current taxes	(1,908)	(1,913)		(1,892)
Deferred taxes	350	106		1,771
Total	(1,558)	(1,807)		(121)
Income before tax and investments accounted for using the equity method	7,798	13,778		2,752
(a) Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.

Summary of Difference Between Effective Tax Rate and Standard Corporate Income Tax Rate
The difference between the effective tax rate and the standard corporate income tax rate applicable in France is explained as follows:

(as a percentage)	2021	2020	2019
Standard tax rate applicable in France	28.4	32.0	34.4
Difference between the standard French tax rate and the rates applicable to Sanofi(a)	(9.5)	(18.2)	(23.2)
Revisions to tax exposures and settlements of tax disputes	1.0	0.5	4.9
Impact of past acquisitions and divestitures	—	—	(6.4)
Fair value remeasurement of contingent consideration(b)	—	—	(2.7)
Other items(c)	0.1	(1.2)	(2.6)
Effective tax rate	20.0	13.1	4.4
(a) The difference between the French tax rate and tax rates applicable to foreign subsidiaries reflects the fact that Sanofi has operations in many countries, most of which have lower tax rates than France. For 2020, this line includes the difference between the standard French tax rate and the tax rate applicable to the gain on divestment of Regeneron shares.
(b) For 2019, this line includes impacts related to the MSD contingent consideration and to the CVRs issued in connection with the acquisition of Genzyme.
(c) In determining the amount of the deferred tax liability for 2021, 2020 and 2019, Sanofi took into account changes in the ownership structure of certain subsidiaries.